Finance income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance income
2 6 .	Finance income

	For the year ended 31 December
In USD	2021	2020	2019

Interest income	128,421	546,872	303,753
Dividend income	53,755	42,878	53,108

	182,176	589,750	356,861

Interest and dividend income are generated from the Group’s cash sweep account and short-term treasury bills as disclosed in Note 11.